Matthews Asia Dividend Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 95.9%
	Shares	Value
Japan: 31.3%
Tokio Marine Holdings, Inc.	707,700	$22,183,753
ITOCHU Corp.	502,300	21,578,607
ORIX Corp.	954,600	20,878,773
Suzuki Motor Corp.	1,620,900	18,506,250
Shin-Etsu Chemical Co., Ltd.	354,800	15,562,220
Keyence Corp.	30,000	13,927,828
Nippon Gas Co., Ltd.	805,800	13,571,417
Ajinomoto Co., Inc.	352,900	13,178,561
Bandai Namco Holdings, Inc.	699,800	12,984,901
Hikari Tsushin, Inc.	68,400	12,864,069
Capcom Co., Ltd.	686,100	12,853,473
GLP J-Reit	14,926	12,507,962
Disco Corp.	33,500	12,245,372
Nomura Research Institute, Ltd.	428,000	12,090,464
Kakaku.com, Inc.	987,000	11,973,671
Toray Industries, Inc.	2,302,900	11,058,200
Nissin Foods Holdings Co., Ltd.	400,900	11,052,066
Total Japan		249,017,587

China/Hong Kong: 23.0%
Tencent Holdings, Ltd.	608,000	23,681,566
AIA Group, Ltd.	2,478,600	16,672,486
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,989,743	15,288,238
Wuliangye Yibin Co., Ltd. A Shares	705,000	14,878,535
Midea Group Co., Ltd. A Shares	1,645,941	14,714,444
NARI Technology Co., Ltd. A Shares	4,321,768	14,357,299
Yum China Holdings, Inc.	332,447	13,228,066
Link REIT	2,872,220	12,368,964
NetEase, Inc.	594,700	12,323,161
JD.com, Inc. Class A	881,033	12,085,028
Minth Group, Ltd.	6,931,000	10,962,534
Yuexiu Transport Infrastructure, Ltd.	21,056,000	10,348,902
Techtronic Industries Co., Ltd.	658,000	8,940,815
Guangdong Investment, Ltd.	7,570,000	3,242,911
Total China/Hong Kong		183,092,949

Australia: 9.9%
Ampol, Ltd.	599,868	15,560,727
CSL, Ltd.	80,244	15,055,984
Lottery Corp., Ltd.	3,763,408	12,620,982
AUB Group, Ltd.	629,382	12,197,093
Breville Group, Ltd.	671,807	12,036,014
Treasury Wine Estates, Ltd.	1,416,560	11,490,581
Total Australia		78,961,381

Taiwan: 9.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,453,469	34,819,614
Delta Electronics, Inc.	1,561,000	16,707,188
Chailease Holding Co., Ltd.	2,837,580	15,205,072
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,770	6,090,959
Total Taiwan		72,822,833

	Shares	Value

India: 7.9%
HDFC Bank, Ltd.	1,178,083	$20,542,966
Tata Consultancy Services, Ltd.	355,270	16,581,145
Power Grid Corp. of India, Ltd.	4,047,383	13,434,948
Hindustan Unilever, Ltd.	443,913	12,078,117
Total India		62,637,176

South Korea: 6.2%
Samsung Electronics Co., Ltd.	311,049	18,693,271
Macquarie Korea Infrastructure Fund	1,843,464	17,551,052
SK Telecom Co., Ltd.	334,853	13,258,630
Total South Korea		49,502,953

Singapore: 3.3%
United Overseas Bank, Ltd.	681,100	14,807,139
Capitaland India Trust	14,601,100	11,353,865
Total Singapore		26,161,004

Indonesia: 1.9%
PT Bank Rakyat Indonesia Persero Tbk	40,487,884	15,481,553
Total Indonesia		15,481,553

Vietnam: 1.6%
FPT Corp.	2,768,221	13,075,043
Total Vietnam		13,075,043

Thailand: 1.6%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	16,246,100	12,593,352
Total Thailand		12,593,352

Bangladesh: 0.0%
GrameenPhone, Ltd.	131,231	281,952
Total Bangladesh		281,952

Total Investments: 95.9%		763,627,783
(Cost $756,287,163)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		32,256,953
Net Assets: 100.0%		$795,884,736

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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